Principal Accountant Fees and Services (Tables)	12 Months Ended
Dec. 31, 2020
Auditor's remuneration [abstract]
Summary of Principal Accountant Fees and Services
The following table sets forth, for each of the years indicated, the fees billed by the Company’s independent public accountants and the proportion of each of the fees out of the total amount billed by the accountants.

	2020	2019	2018
	(EUR’000)
Principal accountant fees and services
Audit fees	599	700	693
Tax fees	104	7	—
All other fees	22	—	62

Total principal accountant fees and services	725	707	755